Discontinued Operation - Summary of Results of Discontinued Operation (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Revenue	$ 2,967.1	$ 2,577.8	$ 2,761.8
Profit/(loss) before taxation	350.3	(410.7)	152.4
Loss for the year from operating activities	0.0	0.0	13.1
Profit attributable to owners of the parent from discontinued operations	$ 0.0	$ 0.0	13.1
Darlot [Member]
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Revenue			49.0
Cost of sales			(50.7)
Cost of sales before gold inventory change and amortisation and depreciation			(46.3)
Gold inventory change			(0.9)
Amortisation and depreciation			(3.5)
Other costs, net			(1.9)
Loss before royalties and taxation			(3.6)
Royalties			(1.1)
Profit/(loss) before taxation			(4.7)
Mining and income taxation			1.4
Loss for the year from operating activities			(3.3)
Gain on sale of discontinued operation			23.5	$ 30.8
Income tax on gain on sale of discontinued operation			(7.1)
Profit attributable to owners of the parent from discontinued operations			$ 13.1